Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

Note 8. Intangible assets

At December 31, 2023 and 2022, intangible assets consisted of the following:

	As of December 31,
	2023	2022
Software	$73,494	$72,421
Application development	2,199,748	1,275,669
	2,273,242	1,348,090
Accumulated amortization	(1,022,062)	(415,091)
Intangible assets, net of accumulated amortization	$1,251,180	$932,999

Based on the carrying value of definite-lived intangible assets as of December 31, 2023, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Years Ended December 31,
2024	$678,160
2025	437,453
2026	135,567
Total amortization expense	$1,251,180

Amortization expense of intangible assets for the years ended December 31, 2023, 2022 and 2021 was $591,321, $314,023 and $87,723, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2023, 2022 and 2021, the Company acquired intangible assets of $890,377, $853,049 and $459,198, respectively.